RELATED PARTY TRANSACTIONS - Promissory Note, Administrative Support Agreement and Related Party Loans (Details) - USD ($)		1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2020	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts payable and accrued expenses			$ 4,639,823		$ 208,129	$ 4,639,823		$ 3,867,106
Repayment of debt					52,250
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			10,000			10,000		10,000
Expenses incurred			30,000	$ 90,000	40,000	30,000	$ 90,000	120,000
Accrued expenses fee						20,000		50,000
Accounts payable and accrued expenses					40,000			50,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Loans convertible into warrants			$ 1,500,000			$ 1,500,000		$ 1,500,000
Price of warrants (in dollars per share)						$ 1.00		$ 1.00
Outstanding Balance					$ 0			$ 0
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Repayment of debt	$ 52,250
Unsecured Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Amount available for borrowings		$ 300,000